Financial Derivative Contracts and Hedge Accounting - Gains or Losses on Hedge of Net Investment in Foreign Operations that have been Recognized in Other Comprehensive Income and Accumulated in Equity (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Beginning balance	$ (97,968)	$ (27,763)
Gains (losses) on hedge of net investment in foreign operation, before tax	(42,102)	(26,422)	$ 80,722
Ending balances	(102,108)	(97,968)	$ (27,763)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	63,339
Ending balances	$ 25,747	$ 63,339